DIGITAL VIDEO SYSTEMS, INC.
430 Cambridge Avenue, Suite 110
Palo Alto, California    94306

August 1, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

      Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, we are transmitting herewith the attached Form 8-K.

Sincerely,

DIGITAL VIDEO SYSTEMS, INC.

/s/ Mali Kuo
Mali Kuo
Chief Executive Officer